Description of Business - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Nov. 18, 2014	Dec. 31, 2013
Description Of Business [Line Items]
State of incorporation	Delaware	Delaware
Date of incorporation	Aug. 25, 1999	Aug. 25, 1999
Deferred revenue recognized		$ 0
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses		10,727,475
Series B Warrants to Purchase Shares of Common Stock [Member]
Description Of Business [Line Items]
Number of common stock purchased upon issuance of warrants	2,449,605
IPO [Member]
Description Of Business [Line Items]
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses			8,000,000
IPO [Member] | Series A Warrants to Purchase Shares of Common Stock [Member]
Description Of Business [Line Items]
Number of warrants			2,449,605
Number of common stock purchased upon issuance of warrants			2,449,605
IPO [Member] | Series B Warrants to Purchase Shares of Common Stock [Member]
Description Of Business [Line Items]
Number of warrants			2,449,605
IPO [Member] | Warrants to Purchase Stock [Member]
Description Of Business [Line Items]
Debt conversion, warrants issued			523,867
Units [Member] | IPO [Member]
Description Of Business [Line Items]
Description of units issued	1,650,000 units, each of which consisted of one share of common stock, one Series A Warrant and one Series B Warrant.	1,650,000 units (each unit consisting of one share of common stock, one Series A warrant and one Series B warrant)
Number of shares issued		1,650,000	1,650,000
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses		10,708,500	8,000,000
GlaxoSmithKline [Member]
Description Of Business [Line Items]
Deferred revenue recognized				$ 3,000,000